   As filed with the Securities and Exchange Commission September 16, 1999.
                                                             File No. 811-08580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

         Pre-Effective Amendment No.                                    [ ]
         Post-Effective Amendment No.  2                                [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  16                                              [X]

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                (860) 843-6320
               (Depositor's Telephone Number, Including Area Code)

                              THOMAS S. CLARK, ESQ.
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

       _____  immediately upon filing pursuant to paragraph (b) of Rule 485
       __X__  on October 1, 1999 pursuant to paragraph (b) of Rule 485
       _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       _____  on             pursuant to paragraph (a)(1) of Rule 485
       _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                           CROSS REFERENCE SHEET
                          PURSUANT TO RULE 495(a)

      N-4 Item No.                                  Prospectus Heading
----------------------------------------     ----------------------------------
1.  Cover Page                               Hartford Life and Annuity
                                             Insurance Company

2.  Definitions                              Definitions

3.  Synopsis or Highlights                   Fee Table; Highlights

4.  Condensed Financial Information          Accumulation Unit Values;
                                             Performance Related Information

5.  General Description of Registrant,       General Contract Information
    Depositor, and Portfolio Companies

6.  Deductions                               Charges and Fees

7.  General Description of Variable          The Contract
    Annuity Contracts

8.  Annuity Period                           Annuity Payouts

9.  Death Benefit                            Death Benefit

10. Purchases and Contract Value             Purchases and Contract Value

11. Redemptions                              Surrenders

12. Taxes                                    Federal Tax Considerations

13. Legal Proceedings                        Legal Matters and Experts

14. Table of Contents of the                 Table of Contents of the Statement
    Statement of Additional Information      of Additional Information

15. Cover Page                               Part B:  Statement of Additional
                                             Information

16. Table of Contents                        Table of Contents

17. General Information and History          Introduction

18. Services                                 Independent Public Accountants

19. Purchases of Securities Being Offered    Distribution of the Contracts

20. Underwriters                             Distribution of the Contracts

21. Calculation of Performance Data          Calculation of Yield and Return

22. Annuity Payments                         N/A

23. Financial Statements                     Financial Statements

24. Financial Statements and Exhibits        Financial Statements and Exhibits

25. Directors and Officers of the            Directors and Officers of the
    Depositor                                Depositor

26. Persons Controlled by or Under           Persons Controlled by or Under
    Common Control with the Depositor        Common Control with the Depositor
    or Registrant                            or Registrant

27. Number of Contract Owners                Number of Contract Owners

28. Indemnification                          Indemnification

29. Principal Underwriters                   Principal Underwriters

30. Location of Accounts and Records         Location of Accounts and Records

31. Management Services                      Management Services

32. Undertakings                             Undertakings

                                         PART A

  SELECT DIMENSIONS ASSETMANAGER
  VARIABLE ANNUITY
  SEPARATE ACCOUNT THREE
  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
  P.O. BOX 5085
  HARTFORD, CONNECTICUT 06102-5085
  TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
              1-800-862-4397 (ACCOUNT EXECUTIVES)                  [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Select Dimensions AssetManager variable annuity. Please read it carefully.

Select Dimensions AssetManager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
  ------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- Money Market Sub-Account which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series


- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (Effective September 7, 1999, closed to new investments or transfers of existing Contract Values).


- DIVERSIFIED INCOME SUB-ACCOUNT which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- DIVIDEND GROWTH SUB-ACCOUNT which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- GROWTH SUB-ACCOUNT which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY KNOWN AS AMERICAN VALUE SUB-ACCOUNT) which purchases shares of American Opportunities Portfolio (formerly known as American Value Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series


- MID-CAP EQUITY SUB-ACCOUNT (formerly named Mid-Cap Growth Sub-Account) which purchases shares of Mid-Cap Equity Portfolio (formerly named Mid-Cap Growth Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GLOBAL EQUITY SUB-ACCOUNT which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (Effective September 7, 1999, closed to new investments or transfers of existing Contract Values).

- DEVELOPING GROWTH SUB-ACCOUNT which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series


- EMERGING MARKETS SUB-ACCOUNT which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Values).


- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.

- MID CAP VALUE SUB-ACCOUNT which purchases shares of Mid Cap Value Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.


- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.



- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.



- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.


- STRATEGIC STOCK SUB-ACCOUNT which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust

- ENTERPRISE SUB-ACCOUNT which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: OCTOBER 1, 1999


STATEMENT OF ADDITIONAL INFORMATION DATED: OCTOBER 1, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 DEFINITIONS                                                               4
 ----------------------------------------------------------------------------
 FEE TABLE                                                                 6
 ----------------------------------------------------------------------------
 ACCUMULATION UNIT VALUES                                                 10
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                               12
 ----------------------------------------------------------------------------
 GENERAL CONTRACT INFORMATION                                             13
 ----------------------------------------------------------------------------
   Hartford Life and Annuity Insurance Company                            13
 ----------------------------------------------------------------------------
   The Separate Account                                                   13
 ----------------------------------------------------------------------------
   The Funds                                                              13
 ----------------------------------------------------------------------------
   The Investment Advisers                                                15
 ----------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION                                          16
 ----------------------------------------------------------------------------
 THE CONTRACT                                                             17
 ----------------------------------------------------------------------------
   Purchases and Contract Value                                           17
 ----------------------------------------------------------------------------
   Charges and Fees                                                       18
 ----------------------------------------------------------------------------
   Death Benefit                                                          19
 ----------------------------------------------------------------------------
   Surrenders                                                             21
 ----------------------------------------------------------------------------
 ANNUITY PAYOUTS                                                          23
 ----------------------------------------------------------------------------
 OTHER PROGRAMS AVAILABLE                                                 25
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        25
 ----------------------------------------------------------------------------
   Year 2000                                                              26
 ----------------------------------------------------------------------------
   Legal Matters and Experts                                              27
 ----------------------------------------------------------------------------
   More Information                                                       27
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               27
 ----------------------------------------------------------------------------
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       32
 ----------------------------------------------------------------------------
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 35
 ----------------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.


INTEREST ACCUMULATION VALUE: This is the amount which we use for the purpose of calculating the optional interest accumulation death benefit.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-QUALIFIED CONTRACT: A Contract that is not defined as a tax-qualified retirement plan by the Code.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   FEE TABLE
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)


                                                                                                             PRIOR TO
                                                                                                           ANNUITIZATION
------------------------------------------------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a percentage of Premium Payments)                                            None
------------------------------------------------------------------------------------------------------------------------
Deferred Sales Charge (as a percentage of amounts Surrendered)                                                      None
------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee (1)                                                                                 $       30
------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as percentage of average Sub-Account Value)
  Mortality and Expense Risk Charge                                                                              1.50  %
------------------------------------------------------------------------------------------------------------------------
  Administration Fees                                                                                            0.15  %
------------------------------------------------------------------------------------------------------------------------
  Total Separate Account Annual Expenses                                                                         1.65  %
------------------------------------------------------------------------------------------------------------------------
Optional Charges
  Optional Interest Accumulation Death Benefit (as a percentage of daily Sub-Account Value)                      0.15  %
------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Expenses with Optional Interest Accumulation Death Benefit                         1.80  %
------------------------------------------------------------------------------------------------------------------------

                                                                                                               AFTER

                                                                                                           ANNUITIZATION

---------------------------------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a percentage of Premium Payments)                                               None

---------------------------------------------------------------------------------------------------------
Deferred Sales Charge (as a percentage of amounts Surrendered)                                                      None

---------------------------------------------------------------------------------------------------------
Annual Maintenance Fee (1)                                                                                 $       30

---------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as percentage of average Sub-Account Value)
  Mortality and Expense Risk Charge                                                                              1.25   %

---------------------------------------------------------------------------------------------------------
  Administration Fees                                                                                            0.15   %

---------------------------------------------------------------------------------------------------------
  Total Separate Account Annual Expenses                                                                         1.40   %

---------------------------------------------------------------------------------------------------------
Optional Charges
  Optional Interest Accumulation Death Benefit (as a percentage of daily Sub-Account Value)                      0.15   %

---------------------------------------------------------------------------------------------------------
Total Separate Account Annual Expenses with Optional Interest Accumulation Death Benefit                         1.55   %

---------------------------------------------------------------------------------------------------------



(1) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.



The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.08% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                        (As a percentage of net assets)



                                                                                           TOTAL FUND
                                                                                            OPERATING
                                                    MANAGEMENT FEES        OTHER            EXPENSES
                                                   INCLUDING WAIVERS      EXPENSES      INCLUDING WAIVERS
 --------------------------------------------------------------------------------------------------------
 MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
   INVESTMENT SERIES:
 Money Market Portfolio                                  0.50%              0.05%             0.55%
 --------------------------------------------------------------------------------------------------------
 North American Government Securities Portfolio          0.65%              0.50%             1.15%
 --------------------------------------------------------------------------------------------------------
 Diversified Income Portfolio                            0.40%              0.09%             0.49%
 --------------------------------------------------------------------------------------------------------
 Balanced Growth Portfolio                               0.62%              0.09%             0.71%
 --------------------------------------------------------------------------------------------------------
 Utilities Portfolio                                     0.65%              0.06%             0.71%
 --------------------------------------------------------------------------------------------------------
 Dividend Growth Portfolio                               0.60%              0.03%             0.63%
 --------------------------------------------------------------------------------------------------------
 Value-Added Market Portfolio                            0.50%              0.05%             0.55%
 --------------------------------------------------------------------------------------------------------
 Growth Portfolio                                        0.81%              0.25%             1.06%
 --------------------------------------------------------------------------------------------------------
 American Opportunities Portfolio                        0.62%              0.04%             0.66%
 --------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Portfolio (formerly Mid-Cap
   Growth) (1)                                           0.75%              0.23%             0.98%
 --------------------------------------------------------------------------------------------------------
 Global Equity Portfolio                                 1.00%              0.10%             1.10%
 --------------------------------------------------------------------------------------------------------
 Developing Growth Portfolio                             0.50%              0.09%             0.59%
 --------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio                              1.25%              0.48%             1.73%
 --------------------------------------------------------------------------------------------------------
 MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS,
   INC.:
 High Yield Portfolio (2)                                0.15%              0.65%             0.80%
 --------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio (2)                             0.23%              0.82%             1.05%
 --------------------------------------------------------------------------------------------------------
 Emerging Markets Debt Portfolio (2)                     0.27%              1.25%             1.52%
 --------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio (2)                   0.00%              1.95%             1.95%
 --------------------------------------------------------------------------------------------------------
 Fixed Income Portfolio (2)                              0.06%              0.64%             0.70%
 --------------------------------------------------------------------------------------------------------
 Active International Allocation Portfolio (2)           0.53%              0.62%             1.15%
 --------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Strategic Stock Portfolio (3)                           0.00%              0.65%             0.65%
 --------------------------------------------------------------------------------------------------------
 Enterprise Portfolio (3)                                0.46%              0.14%             0.60%
 --------------------------------------------------------------------------------------------------------



(1) The Mid-Cap Equity Portfolio commenced operations on January 21, 1997. The Investment Manager has undertaken to assume all expenses of this Portfolio (except for any brokerage fees) and to waive the compensation provided for this Portfolio in its Management Agreement with the Fund until such time as the Portfolio attains $50 million of net assets or until December 31, 1999, whichever occurs first.



(2) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation, and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The annual expense ratios for the Active International Allocation Portfolio have been estimated. Absent such reductions, it is estimated that "Management Fees", Other Expenses and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                    TOTAL
                                                                     FUND
                                                          OTHER    OPERATING
    PORTFOLIO                           MANAGEMENT FEES  EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    High Yield                                0.50%        0.65%     1.15%
    -----------------------------------------------------------------------
    Mid-Cap Value                             0.75%        0.82%     1.57%
    -----------------------------------------------------------------------
    Emerging Markets Debt                     0.80%        1.25%     2.05%
    -----------------------------------------------------------------------
    Emerging Markets Equity                   1.25%        2.20%     3.45%
    -----------------------------------------------------------------------
    Fixed Income                              0.40%        0.64%     1.04%
    -----------------------------------------------------------------------
    Active International Allocation           0.80%        0.62%     1.42%
    -----------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management, inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                    TOTAL
                                                                     FUND
                                                          OTHER    OPERATING
    PORTFOLIO                           MANAGEMENT FEES  EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    Strategic Stock                           0.50%        2.09%     2.59%
    -----------------------------------------------------------------------
    Enterprise                                0.50%        0.17%     0.67%
    -----------------------------------------------------------------------



EXAMPLE



The following Example assumes that the Optional Interest Accumulation Death Benefit was elected:


                               If you Surrender your Contract    If you annuitize your Contract    If you do not Surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------

 Money Market                   $ 25   $  76   $ 130    $ 277     $ 22   $  68   $ 116    $ 251     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 North American Government
   Securities                   $ 31   $  94   $ 160    $ 337     $ 28   $  86   $ 147    $ 311     $ 31   $  94   $ 160    $ 337
 ---------------------------------------------------------------------------------------------------------------------------------
 Diversified Income             $ 24   $  74   $ 127    $ 271     $ 21   $  66   $ 113    $ 244     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Balanced Growth                $ 26   $  81   $ 138    $ 293     $ 23   $  73   $ 125    $ 267     $ 26   $  81   $ 138    $ 293
 ---------------------------------------------------------------------------------------------------------------------------------
 Utilities                      $ 26   $  81   $ 138    $ 293     $ 23   $  73   $ 125    $ 267     $ 26   $  81   $ 138    $ 293
 ---------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth                $ 26   $  78   $ 134    $ 285     $ 22   $  70   $ 120    $ 259     $ 26   $  78   $ 134    $ 285
 ---------------------------------------------------------------------------------------------------------------------------------
 Value-Added Market             $ 25   $  76   $ 130    $ 277     $ 22   $  68   $ 116    $ 251     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 Growth                         $ 30   $  92   $ 156    $ 328     $ 27   $  83   $ 143    $ 303     $ 30   $  92   $ 156    $ 328
 ---------------------------------------------------------------------------------------------------------------------------------
 American Value                 $ 26   $  79   $ 136    $ 288     $ 23   $  71   $ 122    $ 262     $ 26   $  79   $ 136    $ 288
 ---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity                 $ 29   $  89   $ 152    $ 320     $ 26   $  81   $ 138    $ 295     $ 29   $  89   $ 152    $ 320
 ---------------------------------------------------------------------------------------------------------------------------------
 Global Equity                  $ 30   $  93   $ 158    $ 332     $ 27   $  85   $ 145    $ 307     $ 30   $  93   $ 158    $ 332
 ---------------------------------------------------------------------------------------------------------------------------------
 Developing Growth              $ 25   $  77   $ 132    $ 281     $ 22   $  69   $ 118    $ 255     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets               $ 37   $ 112   $ 189    $ 391     $ 34   $ 104   $ 176    $ 367     $ 37   $ 112   $ 189    $ 391
 ---------------------------------------------------------------------------------------------------------------------------------
 High Yield                     $ 27   $  84   $ 143    $ 302     $ 24   $  75   $ 129    $ 276     $ 27   $  84   $ 143    $ 302
 ---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value                  $ 30   $  91   $ 155    $ 327     $ 27   $  83   $ 142    $ 302     $ 30   $  91   $ 155    $ 327
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Debt          $ 35   $ 106   $ 179    $ 371     $ 31   $  97   $ 166    $ 347     $ 35   $ 106   $ 179    $ 371
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity        $ 39   $ 118   $ 200    $ 410     $ 36   $ 110   $ 187    $ 387     $ 39   $ 118   $ 200    $ 410
 ---------------------------------------------------------------------------------------------------------------------------------
 Fixed Income                   $ 26   $  81   $ 138    $ 292     $ 23   $  72   $ 124    $ 266     $ 26   $  81   $ 138    $ 292
 ---------------------------------------------------------------------------------------------------------------------------------
 Active International
   Allocation                   $ 31   $  94   $ 160    $ 337     $ 28   $  86   $ 147    $ 311     $ 31   $  94   $ 160    $ 337
 ---------------------------------------------------------------------------------------------------------------------------------
 Strategic Stock                $ 26   $  79   $ 135    $ 287     $ 23   $  71   $ 122    $ 261     $ 26   $  79   $ 135    $ 287
 ---------------------------------------------------------------------------------------------------------------------------------
 Enterprise                     $ 25   $  78   $ 132    $ 282     $ 22   $  69   $ 119    $ 256     $ 25   $  78   $ 132    $ 282
 ------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

EXAMPLE


The following Example assumes that the Optional Interest Accumulation Death Benefit was not elected:


                               If you Surrender your Contract    If you annuitize your Contract    If you do not Surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Money Market                   $ 23   $  71   $ 122    $ 262     $ 20   $  63   $ 109    $ 235     $ 23   $  71   $ 122    $ 262
 ---------------------------------------------------------------------------------------------------------------------------------
 North American Government
   Securities                   $ 29   $  90   $ 153    $ 322     $ 26   $  81   $ 139    $ 297     $ 29   $  90   $ 153    $ 322
 ---------------------------------------------------------------------------------------------------------------------------------
 Diversified Income             $ 23   $  70   $ 119    $ 255     $ 19   $  61   $ 105    $ 228     $ 23   $  70   $ 119    $ 255
 ---------------------------------------------------------------------------------------------------------------------------------
 Balanced Growth                $ 25   $  76   $ 130    $ 278     $ 22   $  68   $ 117    $ 252     $ 25   $  76   $ 130    $ 278
 ---------------------------------------------------------------------------------------------------------------------------------
 Utilities                      $ 25   $  76   $ 130    $ 278     $ 22   $  68   $ 117    $ 252     $ 25   $  76   $ 130    $ 278
 ---------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth                $ 24   $  74   $ 126    $ 270     $ 21   $  65   $ 113    $ 243     $ 24   $  74   $ 126    $ 270
 ---------------------------------------------------------------------------------------------------------------------------------
 Value-Added Market             $ 23   $  71   $ 122    $ 262     $ 20   $  63   $ 109    $ 235     $ 23   $  71   $ 122    $ 262
 ---------------------------------------------------------------------------------------------------------------------------------
 Growth                         $ 28   $  87   $ 148    $ 313     $ 25   $  79   $ 135    $ 288     $ 28   $  87   $ 148    $ 313
 ---------------------------------------------------------------------------------------------------------------------------------
 American Opportunities         $ 24   $  75   $ 128    $ 273     $ 21   $  66   $ 114    $ 246     $ 24   $  75   $ 128    $ 273
 ---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity                 $ 18   $  54   $  94    $ 203     $ 14   $  46   $  80    $ 175     $ 18   $  54   $  94    $ 203
 ---------------------------------------------------------------------------------------------------------------------------------
 Global Equity                  $ 29   $  88   $ 150    $ 317     $ 26   $  80   $ 137    $ 292     $ 29   $  88   $ 150    $ 317
 ---------------------------------------------------------------------------------------------------------------------------------
 Developing Growth              $ 24   $  73   $ 124    $ 266     $ 20   $  64   $ 111    $ 239     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets               $ 35   $ 107   $ 182    $ 377     $ 32   $  99   $ 169    $ 353     $ 35   $ 107   $ 182    $ 377
 ---------------------------------------------------------------------------------------------------------------------------------
 High Yield                     $ 26   $  79   $ 135    $ 287     $ 23   $  71   $ 122    $ 261     $ 26   $  79   $ 135    $ 287
 ---------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                  $ 28   $  87   $ 148    $ 312     $ 25   $  78   $ 134    $ 287     $ 28   $  87   $ 148    $ 312
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Debt          $ 33   $ 101   $ 171    $ 357     $ 30   $  93   $ 158    $ 333     $ 33   $ 101   $ 171    $ 357
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity        $ 38   $ 114   $ 192    $ 397     $ 34   $ 106   $ 179    $ 373     $ 38   $ 114   $ 192    $ 397
 ---------------------------------------------------------------------------------------------------------------------------------
 Fixed Income                   $ 25   $  76   $ 130    $ 277     $ 22   $  68   $ 116    $ 251     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 Active International
   Allocation                   $ 29   $  90   $ 153    $ 322     $ 26   $  81   $ 139    $ 297     $ 29   $  90   $ 153    $ 322
 ---------------------------------------------------------------------------------------------------------------------------------
 Strategic Stock                $ 24   $  74   $ 127    $ 272     $ 21   $  66   $ 114    $ 245     $ 24   $  74   $ 127    $ 272
 ---------------------------------------------------------------------------------------------------------------------------------
 Enterprise                     $$24   $ $73   $$125    $$267     $$21   $ $65   $$111    $$240     $$24   $ $73   $$125    $$267
 ------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)


The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The Emerging Markets Equity, Fixed Income, and Active International Allocation Sub-Accounts are new Sub-Accounts and are not shown below.


                                                                                               YEAR ENDED
                                                                                            DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.129
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                149
-------------------------------------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.072
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 16
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $ 9.978
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 59
-------------------------------------------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.800
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 38
-------------------------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $11.264
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 26
-------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.879
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 90
-------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.761
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of (in thousands)                                        18
-------------------------------------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.831
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  7
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED
                                                                                            DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY AMERICAN VALUE SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $11.159
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 70
-------------------------------------------------------------------------------------------------------------
MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.477
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  1
-------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.474
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  7
-------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.865
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  3
-------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $ 9.183
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  1
-------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $ 9.997
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 30
-------------------------------------------------------------------------------------------------------------
MID CAP VALUE SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $11.158
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  5
-------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $ 8.390
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  1
-------------------------------------------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $10.669
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                  2
-------------------------------------------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT
Accumulation Unit Value at beginning of period                                                   $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                                                         $11.162
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in thousands)                                 19
-------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of Automatic Additions or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $100,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

Before the Annuity Commencement Date, a mortality and expense risk charge is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds. After the Annuity Commencement Date, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds.

Currently, Fund charges range from 0.49% to 1.73% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

The third type of charge is the administration fee which is subtracted daily and is equal to an annual rate of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract.


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Period Certain Annuity Payout Option.


- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.



WILL HARTFORD PAY A DEATH BENEFIT?



Your Contract has a Death Benefit which is equal to the amount payable under the standard Death Benefit or the Interest Accumulation Death Benefit ("Optional Death Benefit"). We pay the Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us.



If you do not elect the Optional Death Benefit, the Death Benefit will be the greater of:



- The total Premium Payments you have made to us minus any amounts you have Surrendered;



- The Contract Value of your annuity, or



- Your Maximum Anniversary Value, which is described below.



The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.



If you elect the Optional Death Benefit, the Death Benefit will be the greater of:



- the total Premium Payments you have made to us minus any Surrenders:



- the Contract Value of your annuity;



- your Maximum Anniversary Value or



- your Interest Accumulation Value.



Assuming you have not taken any Surrenders, your Interest Accumulation Value is calculated by accumulating interest on your Premium Payments at a rate of 5% per year up to the deceased's 81(st) birthday or date of death, whichever is earlier. If you have taken any Surrenders, the 5% will be accumulated on your Premium Payments, but we will make an adjustment for any of the Surrenders. This adjustment will reduce the Death Benefit under the Optional Death Benefit proportionally for the Surrenders. The Death Benefit under the Optional Death Benefit is limited to a maximum of 200% of Premium Payments, less

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

proportional adjustments for any Surrenders. If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.



The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit is not available in Washington.



If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.


WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Option 1 -- Life Annuity, Option 2 -- Life Annuity with a Cash Refund, Option 3 -- Life Annuity with Payments for a Period Certain, Option 4 -- Joint and Last Survivor Life Annuity, Option 5 -- Joint and Last Survivor Life Annuity with Payments for Period Certain and Option 6: Payments For a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Option 3 -- Life Annuity with Payments for a ten year Period Certain.


GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING             BASIS OF RATING
-------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                1/1/99      A+     Financial performance
-------------------------------------------------------------------------------------------------
Standard & Poor's                          5/3/99     AA      Insurer financial strength
-------------------------------------------------------------------------------------------------
Duff & Phelps                            12/21/98     AA+     Claims paying ability
----------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 13, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, Morgan Stanley Dean Witter Universal Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured) and high grade corporate debt obligations maturing in thirteen months or less.


NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES). -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.


DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 20% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.


UTILITIES PORTFOLIO -- Seeks to provide current income and capital appreciation.


DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN OPPORTUNITIES PORTFOLIO (FORMERLY KNOWN AS AMERICAN VALUE
PORTFOLIO) -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.


MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).


GLOBAL EQUITY PORTFOLIO -- Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.


EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES). -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.


MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years. See the special considerations for investments in high yield securities disclosed in the Fund prospectus.

MID-CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government related issuers and, to a lesser extent, of corporate issuers located in emerging market countries.


EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices.


VAN KAMPEN LIFE INVESTMENT TRUST:

STRATEGIC STOCK PORTFOLIO -- Seeks to provide investors with an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the investment advisor to have above average potential for capital appreciation.

THE INVESTMENT ADVISERS


Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")


MSDW Advisors provides administrative services, manages the Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.

With regard to the North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Funds Management ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisers, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.


In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with the Morgan Stanley Dean Witter Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Managment, provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Dean Witter Universal Fund's Board of Directors.



The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.


The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly-owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly-owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed end portfolios and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.


In addition to the standardized total return, the Sub-Account may advertise a NON-STANDARDIZED TOTAL RETURN that predates the inception of the Separate Account. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in Automatic Additions or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus


- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge, including any Option Death Benefit Charge.


We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owner's Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.


TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 862-6668. Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions. We may suspend, modify, or terminate telephone transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES


There are 5 charges and fees associated with the Contract and the Optional Death Benefit charge:


1. MORTALITY AND EXPENSE RISK CHARGE


For assuming risks under the Contract before the Annuity Commencement Date, we will deduct a daily charge at the annual rate of 1.50 % of Contract Value (estimated at .95% for mortality and .55% for expenses). After the Annuity Commencement Date, we will deduct a daily charge totaling 1.25% per year of Contract Value (estimated at .90% for mortality and .35% for expense).


- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates may be lower than anticipated.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

2. ADMINISTRATION FEE

To cover the costs of administering your Contract, we deduct a daily charge which is equal to an annual rate of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge deducted for your Contract and the amount of expenses that are attributed to your Contract.

3. ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $100,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain conditions.

4. PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

5. CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.


OPTIONAL DEATH BENEFIT CHARGE: If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT


WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?



Your Contract has a Death Benefit which is equal to the amounts payable under the standard Death Benefit or the Optional Death Benefit. We pay the Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us.



If you do not elect the Optional Death Benefit, the Death Benefit will be the greater of:



- the total Premium Payments you have made to us minus any amounts you have Surrendered;



- The Contract Value of your annuity, or



- Your Maximum Anniversary Value, which is described below.


The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium

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Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value resulting from this series of calculations.


If you elect the Optional Death Benefit, the Death Benefit will be the greater of:



- the total Premium Payments you have made to us minus any Surrenders;



- the Contract Value of your annuity;



- your Maximum Anniversary Value or



- your Interest Accumulation Value.



Assuming you have not taken any Surrenders, your Interest Accumulation Value is calculated by accumulating interest on your Premium Payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, whichever is earlier. If you have taken any Surrenders, the 5% will be accumulated on your Premium Payments, but we will make an adjustment for any of the Surrenders. This adjustment will reduce the Death Benefit under the Optional Death Benefit proportionally for the Surrenders. The Death Benefit under the Optional Death Benefit is limited to a maximum of 200% of Premium Payments, less proportional adjustments for any Surrenders. If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.



The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit is not available in Washington.



If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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IF DEATH OCCURS BEFORE
THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .
 . .                       AND . . .                   AND . . .                   THEN THE . . .
------------------------------------------------------------------------------------------------------------
Contract Owner            There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                          Contract Owner              deceased                    receives the Death
                                                                                  Benefit.
------------------------------------------------------------------------------------------------------------
Contract Owner            There is no surviving       The Annuitant is living or  Designated Beneficiary
                          joint Contract Owner        deceased                    receives the Death
                                                                                  Benefit.
------------------------------------------------------------------------------------------------------------
Contract Owner            There is no surviving       The Annuitant is living or  Contract Owner's estate
                          joint Contract Owner and    deceased                    receives the Death
                          the Beneficiary                                         Benefit.
                          predeceases the Contract
                          Owner
------------------------------------------------------------------------------------------------------------
Annuitant                 The Contract Owner is       There is no named           Death Benefit is paid to
                          living                      Contingent Annuitant        the Contract Owner(s) and
                                                                                  not the designated
                                                                                  Beneficiary.
------------------------------------------------------------------------------------------------------------
Annuitant                 The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                          living                      is living                   becomes the Annuitant, and
                                                                                  the Contract continues.

IF DEATH OCCURS ON OR AFTER
THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .
 . .                       AND . . .                                 THEN THE . . .
------------------------------------------------------------------------------------------------------------
Contract Owner            The Annuitant is living                   Designated Beneficiary becomes the
                                                                    Contract Owner.
------------------------------------------------------------------------------------------------------------
Annuitant                 The Contract Owner is living              Contract Owner receives the Death
                                                                    Benefit.
------------------------------------------------------------------------------------------------------------
Annuitant                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                    Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit. This spousal continuation is available only once for each Contract.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the

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  Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain Annuity Payout Option, but check with your tax advisor because there may be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

    1.  When do you want Annuity Payouts to begin?
    2.  Which Annuity Payout Option do you want to use?
    3.  How often do you want to receive Annuity Payouts?
    4.  What level of Assumed Investment Return should you choose?
    5.  Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin redeeming payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.

OPTION 1 -- LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

OPTION 3 -- LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.

For Qualified Contracts, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payout after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, the percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.

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When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 6 -- PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Payments for a Period Certain Annuity Payout Option using a ten year period certain.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 -- Life Annuity.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT LEVEL OF ASSUMED INVESTMENT RETURN DO YOU PREFER?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT FIXED-DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

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- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed-dollar amount and variable-dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed-dollar amount and 60% variable-dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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AUTOMATIC ADDITIONS -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET REBALANCER -- Asset Rebalancer is a program that allows you to choose a customized allocation for your Sub-Accounts to help you reach your investment goals. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under Asset Rebalancer, your Sub-Account allocations are rebalanced to the percentages you have chosen. You can only participate in one model at a time.

OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or

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regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.



YEAR 2000

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IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford is currently performing initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has substantially completed third party initiatives (1) and (2). Hartford is currently conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



YEAR 2000 COSTS -- The after-tax costs of Hartford's Year 2000 program that were incurred prior to the year ended December 31, 1998 were not material to Hartford's financial condition or results of operations. For the year ended December 31, 1998, the after-tax costs were approximately $4 million.

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Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



Hartford has substantially completed the development of certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. The contingency planning process involved identifying reasonably likely business disruption scenarios that, if they were to occur, could create significant problems in critical functions of Hartford. Hartford has developed plans to respond to such problems so that critical business functions may continue to operate with minimal disruption. Contingency planning also included assessing the dependency of business functions on critical third parties and their Year 2000 readiness. These plans will then be reviewed and tested on an integrated basis for the remainder of the year. Furthermore, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.


LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
           (800) 862-4397 (Account Executives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the

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    contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN
      WITHDRAWALS AND ANNUITY PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    F. REQUIRED DISTRIBUTIONS
  i. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    be made and payments must begin within a year of the death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. NON-PERIODIC DISTRIBUTIONS.

The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE
    OVER A PERIOD GREATER THAN ONE YEAR).

The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION                                                                   PAGE
 ------------------------------------------------------------------------------
 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 ------------------------------------------------------------------------------
 SAFEKEEPING OF ASSETS
 ------------------------------------------------------------------------------
 INDEPENDENT PUBLIC ACCOUNTANTS
 ------------------------------------------------------------------------------
 DISTRIBUTION OF CONTRACTS
 ------------------------------------------------------------------------------
 CALCULATION OF YIELD AND RETURN
 ------------------------------------------------------------------------------
 PERFORMANCE COMPARISONS
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

a. attained age 59 1/2,

b. separated from service,

c. died, or

d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

                                              Name of Contract Owner/Participant
     ---------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City or Plan/School District
--------------------------------------------------------------------------------

Date:
--------------------------------------------------------------------------------

Contract No:
--------------------------------------------------------------------------------

Signature:
--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                          Zip
                            Code

                                       PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               SEPARATE ACCOUNT THREE
                           SELECT DIMENSIONS ASSETMANAGER


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus: October 1, 1999


Date of Statement of Additional Information: October 1, 1999

                                  TABLE OF CONTENTS


SECTION                                                                    PAGE
-------                                                                    ----

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY . . . . . . . .  3

SAFEKEEPING OF ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .  3

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .  3

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . .  3

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . .  4

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . .  8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .

              DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                 HARTFORD'S RATINGS


--------------------------------------------------------------------------------
                               Effective
Rating Agency                  Date of Rating     Rating   Basis of Rating
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.          1/1/99        A+    Financial performance
--------------------------------------------------------------------------------
Standard & Poor's                    5/3/99        AA    Insurer financial
                                                         strength
--------------------------------------------------------------------------------
Duff & Phelps                      12/21/98        AA+   Claims paying ability
--------------------------------------------------------------------------------


                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.

HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account.
For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter: 1998: $11,655,729; 1997: $17,944,107; 1996: $23,145,753. HSD has retained none of these commissions.


                           CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1

The yield and effective yield for the seven day period ending June 30, 1999 for the Money Market Sub-Account is as follows:



--------------------------------------------------------------------------------

SUB-ACCOUNT                        YIELD                 EFFECTIVE YIELD
--------------------------------------------------------------------------------
Money Market *                     2.78%                       2.82%
--------------------------------------------------------------------------------


* Yield and effective yield for the seven day period ending December 31, 1998.

THE MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

YIELDS OF NORTH AMERICAN GOVERNMENT SECURITIES AND DIVERSIFIED INCOME SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Portfolio share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Portfolio.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset based charges assessed under the Contract over the base period. Yield quotations based on a 30 day period are computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.

          D = The maximum offering price per unit on the last day of the period.

               Yield Quotation Based on a
             30-Day Period Ended June 30,1999
------------------------------------------------------------------

SUB-ACCOUNT                                                 YIELD
------------------------------------------------------------------
North American Government Securities                        3.19%
------------------------------------------------------------------
Diversified Income                                          6.35%
------------------------------------------------------------------
High Yield                                                  6.99%
------------------------------------------------------------------





At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated since inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for 1, 5, and 10 year periods. (These returns assume a mortality and risk expense charge of 1.50% and an Annual Maintenance Fee of $30.)



                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                           JUNE 30, 1999

-----------------------------------------------------------------------------------------------------
                                    INCEPTION                                               SINCE
SUB-ACCOUNT                           DATE        1 YEAR       5 YEAR       10 YEAR       INCEPTION
-----------------------------------------------------------------------------------------------------
Active International Allocation       9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
American Opportunities               11/8/94      19.61%         N/A           N/A          23.34%
-----------------------------------------------------------------------------------------------------
Balanced                             11/8/94       7.25%         N/A           N/A          12.25%
-----------------------------------------------------------------------------------------------------
Developing Growth                    11/8/94      15.68%         N/A           N/A          18.63%
-----------------------------------------------------------------------------------------------------
Diversified Income                   11/8/94      -4.25%         N/A           N/A           1.41%
-----------------------------------------------------------------------------------------------------
Dividend Growth                      11/8/94      13.59%         N/A           N/A          22.10%
-----------------------------------------------------------------------------------------------------
Emerging Markets                     11/8/94      16.79%         N/A           N/A          -2.04%
-----------------------------------------------------------------------------------------------------
Global Equity                        11/8/94       5.85%         N/A           N/A           7.67%
-----------------------------------------------------------------------------------------------------
Growth                               11/8/94      12.84%         N/A           N/A          14.55%
-----------------------------------------------------------------------------------------------------
Mid Cap                              1/21/97       5.46%         N/A           N/A           9.41%
-----------------------------------------------------------------------------------------------------
Money Market                         11/8/94       0.11%         N/A           N/A           0.38%
-----------------------------------------------------------------------------------------------------
North American Government            11/8/94      -1.11%         N/A           N/A           0.07%
-----------------------------------------------------------------------------------------------------
Utilities                            11/8/94      19.94%         N/A           N/A          16.93%
-----------------------------------------------------------------------------------------------------
Value Added Market                   11/8/94      10.54%         N/A           N/A          16.30%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                 4/1/98     -20.26%         N/A           N/A         -25.48%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity               9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
Fixed Income                          9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
High Yield                            4/1/98      -0.34%         N/A           N/A          -2.97%
-----------------------------------------------------------------------------------------------------
Mid Cap                               4/1/98      15.48%         N/A           N/A           5.54%
-----------------------------------------------------------------------------------------------------
Enterprise                            4/1/98       8.49%         N/A           N/A           5.11%
-----------------------------------------------------------------------------------------------------
Strategic Stock                       4/1/98      13.30%         N/A           N/A           5.71%
-----------------------------------------------------------------------------------------------------



               STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED JUNE 30, 1999
                                    WITH DEATH BENEFIT OPTION

-----------------------------------------------------------------------------------------------------
                                    INCEPTION                                               SINCE
SUB-ACCOUNT                           DATE        1 YEAR       5 YEAR       10 YEAR       INCEPTION
-----------------------------------------------------------------------------------------------------
Active International Allocation       9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
American Opportunities               11/8/94      19.42%         N/A           N/A          23.14%
-----------------------------------------------------------------------------------------------------
Balanced                             11/8/94       7.09%         N/A           N/A          12.07%
-----------------------------------------------------------------------------------------------------
Developing Growth                    11/8/94      15.50%         N/A           N/A          18.44%
-----------------------------------------------------------------------------------------------------


                                      -7-

Diversified Income                   11/8/94      -4.40%         N/A           N/A           1.25%
-----------------------------------------------------------------------------------------------------
Dividend Growth                      11/8/94      13.51%         N/A           N/A          21.93%
-----------------------------------------------------------------------------------------------------
Emerging Markets                     11/8/94      16.61%         N/A           N/A          -2.20%
-----------------------------------------------------------------------------------------------------
Global Equity                        11/8/94       5.68%         N/A           N/A           7.50%
-----------------------------------------------------------------------------------------------------
Growth                               11/8/94      12.69%         N/A           N/A          14.38%
-----------------------------------------------------------------------------------------------------
Mid Cap                              1/21/97       5.15%         N/A           N/A           9.18%
-----------------------------------------------------------------------------------------------------
Money Market                         11/8/94      -0.05%         N/A           N/A           0.22%
-----------------------------------------------------------------------------------------------------
North American Government            11/8/94      -1.27%         N/A           N/A          -0.09%
-----------------------------------------------------------------------------------------------------
Utilities                            11/8/94      19.76%         N/A           N/A          16.75%
-----------------------------------------------------------------------------------------------------
Value Added Market                   11/8/94      10.37%         N/A           N/A          16.11%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                 4/1/98     -20.38%         N/A           N/A         -25.60%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity               9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
Fixed Income                          9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
High Yield                            4/1/98      -0.74%         N/A           N/A          -3.12%
-----------------------------------------------------------------------------------------------------
Mid Cap                               4/1/98      15.29%         N/A           N/A           5.36%
-----------------------------------------------------------------------------------------------------
Enterprise                            4/1/98       8.33%         N/A           N/A           4.95%
-----------------------------------------------------------------------------------------------------
Strategic Stock                       4/1/98      13.13%         N/A           N/A           5.54%
-----------------------------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts for 1, 5, and 10 year periods. (These returns assume a mortality and risk expense charge of 1.50%.)


              NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION
                   DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED JUNE 30, 1999

-----------------------------------------------------------------------------------------------------
                                    INCEPTION                                               SINCE
SUB-ACCOUNT                           DATE        1 YEAR       5 YEAR       10 YEAR       INCEPTION
-----------------------------------------------------------------------------------------------------
Active International Allocation       9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
American Opportunities               11/8/94      22.61%         N/A           N/A          25.67%
-----------------------------------------------------------------------------------------------------
Balanced                             11/8/94      10.25%         N/A           N/A          14.86%
-----------------------------------------------------------------------------------------------------
Developing Growth                    11/8/94      18.68%         N/A           N/A          20.92%
-----------------------------------------------------------------------------------------------------
Diversified Income                   11/8/94      -1.25%         N/A           N/A           4.48%
-----------------------------------------------------------------------------------------------------
Dividend Growth                      11/8/94      16.59%         N/A           N/A          24.33%
-----------------------------------------------------------------------------------------------------
Emerging Markets                     11/8/94      19.79%         N/A           N/A           1.54%
-----------------------------------------------------------------------------------------------------
Global Equity                        11/8/94       8.85%         N/A           N/A          10.62%
-----------------------------------------------------------------------------------------------------
Growth                               11/8/94      15.84%         N/A           N/A          17.24%
-----------------------------------------------------------------------------------------------------
Mid Cap                              1/21/97       8.46%         N/A           N/A          12.85%
-----------------------------------------------------------------------------------------------------
Money Market                         11/8/94       3.11%         N/A           N/A           3.57%
-----------------------------------------------------------------------------------------------------
North American Government            11/8/94       1.89%         N/A           N/A           3.26%
-----------------------------------------------------------------------------------------------------
Utilities                            11/8/94      22.94%         N/A           N/A          19.54%
-----------------------------------------------------------------------------------------------------
Value Added Market                   11/8/94      13.54%         N/A           N/A          18.82%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                 4/1/98     -17.26%         N/A           N/A         -20.18%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity               9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
Fixed Income                          9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
High Yield                            4/1/98       2.66%         N/A           N/A           1.85%
-----------------------------------------------------------------------------------------------------
Mid Cap                               4/1/98      18.48%         N/A           N/A          10.67%
-----------------------------------------------------------------------------------------------------
Enterprise                            4/1/98      11.49%         N/A           N/A           9.89%
-----------------------------------------------------------------------------------------------------
Strategic Stock                       4/1/98      16.30%         N/A           N/A          10.70%
-----------------------------------------------------------------------------------------------------



                 NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION
                 DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED JUNE 30, 1999 WITH DEATH
                                           BENEFIT OPTION

-----------------------------------------------------------------------------------------------------
                                    INCEPTION                                               SINCE
SUB-ACCOUNT                           DATE        1 YEAR       5 YEAR       10 YEAR       INCEPTION
-----------------------------------------------------------------------------------------------------
Active International Allocation       9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
American Opportunities               11/8/94      22.42%         N/A           N/A          25.49%
-----------------------------------------------------------------------------------------------------


                                       -9-

Balanced                             11/8/94      10.09%         N/A           N/A          14.69%
-----------------------------------------------------------------------------------------------------
Developing Growth                    11/8/94      18.50%         N/A           N/A          20.73%
-----------------------------------------------------------------------------------------------------
Diversified Income                   11/8/94      -1.40%         N/A           N/A           4.32%
-----------------------------------------------------------------------------------------------------
Dividend Growth                      11/8/94      16.51%         N/A           N/A          24.16%
-----------------------------------------------------------------------------------------------------
Emerging Markets                     11/8/94      19.61%         N/A           N/A           1.39%
-----------------------------------------------------------------------------------------------------
Global Equity                        11/8/94       8.68%         N/A           N/A          10.45%
-----------------------------------------------------------------------------------------------------
Growth                               11/8/94      15.69%         N/A           N/A          17.06%
-----------------------------------------------------------------------------------------------------
Mid Cap                              1/21/97       8.15%         N/A           N/A          12.62%
-----------------------------------------------------------------------------------------------------
Money Market                         11/8/94       2.95%         N/A           N/A           3.41%
-----------------------------------------------------------------------------------------------------
North American Government            11/8/94       1.73%         N/A           N/A           3.11%
-----------------------------------------------------------------------------------------------------
Utilities                            11/8/94      22.76%         N/A           N/A          19.36%
-----------------------------------------------------------------------------------------------------
Value Added Market                   11/8/94      13.37%         N/A           N/A          18.64%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                 4/1/98     -17.38%         N/A           N/A         -20.30%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity               9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
Fixed Income                          9/7/99        N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------
High Yield                            4/1/98       2.26%         N/A           N/A           1.70%
-----------------------------------------------------------------------------------------------------
Mid Cap                               4/1/98      18.29%         N/A           N/A          10.49%
-----------------------------------------------------------------------------------------------------
Enterprise                            4/1/98      11.33%         N/A           N/A           9.73%
-----------------------------------------------------------------------------------------------------
Strategic Stock                       4/1/98      16.13%         N/A           N/A          10.53%
-----------------------------------------------------------------------------------------------------

                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include about 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life & Annuity Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 108,750,992
      Cost $108,750,992
      Market Value.......     $108,750,992          --
    North American
     Government
     Securities Portfolio
      Shares 743,033
      Cost $7,512,350
      Market Value.......        --               $7,541,786
    Balanced Growth
     Portfolio
      Shares 5,797,361
      Cost $78,208,232
      Market Value.......        --                 --
    Utilities Portfolio
      Shares 4,243,893
      Cost $57,437,318
      Market Value.......        --                 --
    Dividend Growth
     Portfolio
      Shares 29,122,513
      Cost $486,982,477
      Market Value.......        --                 --
    Value-Added Market
     Portfolio
      Shares 7,678,132
      Cost $108,750,636
      Market Value.......        --                 --
    Growth Portfolio
      Shares 2,622,153
      Cost $36,924,259
      Market Value.......        --                 --
    American Value
     Portfolio
      Shares 14,276,821
      Cost $233,572,499
      Market Value.......        --                 --
    Global Equity
     Portfolio
      Shares 7,429,316
      Cost $89,457,600
      Market Value.......        --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 --
  Receivable from fund
   shares sold...........          991,904               290
                           -----------------   ---------------
  Total Assets...........      109,742,896         7,542,076
                           -----------------   ---------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          991,553               301
  Payable for fund shares
   purchased.............        --                 --
                           -----------------   ---------------
  Total Liabilities......          991,553               301
                           -----------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $108,751,343        $7,541,775
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                                                                               VALUE-ADDED                        AMERICAN
                             BALANCED        UTILITIES     DIVIDEND GROWTH        MARKET          GROWTH           VALUE
                             PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   -------------   ----------------   --------------   -------------   --------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 108,750,992
      Cost $108,750,992
      Market Value.......      --              --                --                 --             --                --
    North American
     Government
     Securities Portfolio
      Shares 743,033
      Cost $7,512,350
      Market Value.......      --              --                --                 --             --                --
    Balanced Growth
     Portfolio
      Shares 5,797,361
      Cost $78,208,232
      Market Value.......  $94,960,769         --                --                 --             --                --
    Utilities Portfolio
      Shares 4,243,893
      Cost $57,437,318
      Market Value.......      --          $79,403,235           --                 --             --                --
    Dividend Growth
     Portfolio
      Shares 29,122,513
      Cost $486,982,477
      Market Value.......      --              --            $642,151,413           --             --                --
    Value-Added Market
     Portfolio
      Shares 7,678,132
      Cost $108,750,636
      Market Value.......      --              --                --           $  147,343,353       --                --
    Growth Portfolio
      Shares 2,622,153
      Cost $36,924,259
      Market Value.......      --              --                --                 --         $47,801,852           --
    American Value
     Portfolio
      Shares 14,276,821
      Cost $233,572,499
      Market Value.......      --              --                --                 --             --          $  332,792,691
    Global Equity
     Portfolio
      Shares 7,429,316
      Cost $89,457,600
      Market Value.......      --              --                --                 --             --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       48,060         229,885            166,667           --                 794            433,972
  Receivable from fund
   shares sold...........           18              13                 44             27,473             4                 35
                           -------------   -------------   ----------------   --------------   -------------   --------------
  Total Assets...........   95,008,847      79,633,133        642,318,124        147,370,826    47,802,650        333,226,698
                           -------------   -------------   ----------------   --------------   -------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           18              13                 44             27,478             4                 35
  Payable for fund shares
   purchased.............       46,744         230,264            166,305           --                 795            434,244
                           -------------   -------------   ----------------   --------------   -------------   --------------
  Total Liabilities......       46,762         230,277            166,349             27,478           799            434,279
                           -------------   -------------   ----------------   --------------   -------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $94,962,085     $79,402,856       $642,151,775     $  147,343,348   $47,801,851     $  332,792,419
                           -------------   -------------   ----------------   --------------   -------------   --------------
                           -------------   -------------   ----------------   --------------   -------------   --------------


                               GLOBAL
                               EQUITY
                             PORTFOLIO
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 108,750,992
      Cost $108,750,992
      Market Value.......        --
    North American
     Government
     Securities Portfolio
      Shares 743,033
      Cost $7,512,350
      Market Value.......        --
    Balanced Growth
     Portfolio
      Shares 5,797,361
      Cost $78,208,232
      Market Value.......        --
    Utilities Portfolio
      Shares 4,243,893
      Cost $57,437,318
      Market Value.......        --
    Dividend Growth
     Portfolio
      Shares 29,122,513
      Cost $486,982,477
      Market Value.......        --
    Value-Added Market
     Portfolio
      Shares 7,678,132
      Cost $108,750,636
      Market Value.......        --
    Growth Portfolio
      Shares 2,622,153
      Cost $36,924,259
      Market Value.......        --
    American Value
     Portfolio
      Shares 14,276,821
      Cost $233,572,499
      Market Value.......        --
    Global Equity
     Portfolio
      Shares 7,429,316
      Cost $89,457,600
      Market Value.......  $  109,136,654
  Due from Hartford Life
   and Annuity Insurance
   Company...............          87,328
  Receivable from fund
   shares sold...........               3
                           --------------
  Total Assets...........     109,223,985
                           --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3
  Payable for fund shares
   purchased.............          87,317
                           --------------
  Total Liabilities......          87,320
                           --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  109,136,665
                           --------------
                           --------------

SA-4                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                           DEVELOPING    EMERGING
                             GROWTH       MARKETS
                            PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 3,578,880
      Cost $56,405,776
      Market Value.......  $74,476,490      --
    Emerging Markets
     Portfolio
      Shares 1,528,452
      Cost $16,180,728
      Market Value.......      --       $12,090,056
    Diversified Income
     Portfolio
      Shares 8,133,256
      Cost $82,730,409
      Market Value.......      --           --
    Mid-Cap Growth
     Portfolio
      Shares 2,085,218
      Cost $22,559,366
      Market Value.......      --           --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 976,514
      Cost $10,528,106
      Market Value.......      --           --
    Mid-Cap Portfolio
      Shares 498,912
      Cost $6,985,481
      Market Value.......      --           --
    Emerging Markets Debt
     Portfolio
      Shares 42,730
      Cost $328,410
      Market Value.......      --           --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 464,524
      Cost $5,261,926
      Market Value.......      --           --
    Enterprise Portfolio
      Shares 193,425
      Cost $3,847,144
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............     126,198          132
  Receivable from fund
   shares sold...........           2            1
                           -----------  -----------
  Total Assets...........  74,602,690   12,090,189
                           -----------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           2            1
  Payable for fund shares
   purchased.............     123,373          151
                           -----------  -----------
  Total Liabilities......     123,375          152
                           -----------  -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $74,479,315  $12,090,037
                           -----------  -----------
                           -----------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                           DIVERSIFIED    MID-CAP                                  EMERGING
                             INCOME       GROWTH     HIGH YIELD     MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 3,578,880
      Cost $56,405,776
      Market Value.......      --           --           --           --             --               --                --
    Emerging Markets
     Portfolio
      Shares 1,528,452
      Cost $16,180,728
      Market Value.......      --           --           --           --             --               --                --
    Diversified Income
     Portfolio
      Shares 8,133,256
      Cost $82,730,409
      Market Value.......  $80,763,229      --           --           --             --               --                --
    Mid-Cap Growth
     Portfolio
      Shares 2,085,218
      Cost $22,559,366
      Market Value.......      --       $24,730,691      --           --             --               --                --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 976,514
      Cost $10,528,106
      Market Value.......      --           --       $10,106,921      --             --               --                --
    Mid-Cap Portfolio
      Shares 498,912
      Cost $6,985,481
      Market Value.......      --           --           --        $7,418,821        --               --                --
    Emerging Markets Debt
     Portfolio
      Shares 42,730
      Cost $328,410
      Market Value.......      --           --           --           --           $ 260,654          --                --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 464,524
      Cost $5,261,926
      Market Value.......      --           --           --           --             --             $5,541,771          --
    Enterprise Portfolio
      Shares 193,425
      Cost $3,847,144
      Market Value.......      --           --           --           --             --               --             $4,330,789
  Due from Hartford Life
   and Annuity Insurance
   Company...............     155,793       55,025        6,044           181              5             4,648           25,755
  Receivable from fund
   shares sold...........      --                1           14             2             10                 1               10
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
  Total Assets...........  80,919,022   24,785,717   10,112,979     7,419,004        260,669         5,546,420        4,356,554
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                1           14             2        --                      1               10
  Payable for fund shares
   purchased.............     155,795       55,018        6,032            30        --                  4,639           25,838
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
  Total Liabilities......     155,795       55,019        6,046            32        --                  4,640           25,848
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $80,763,227  $24,730,698  $10,106,933   $7,418,972      $ 260,669        $5,541,780       $4,330,706
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY        UNIT          CONTRACT
                                     PARTICIPANTS      PRICE         LIABILITY
                                     ------------   -----------   ---------------
INDIVIDUAL DEFERRED ANNUITY
 CONTRACTS IN THE ACCUMULATION
 PERIOD:
  High Yield Portfolio.............       981,503   $  9.993200   $     9,808,356
  Mid-Cap Portfolio................       731,306     10.071717         7,365,507
  Emerging Markets Debt
   Portfolio.......................        37,080      6.752049           250,363
  Strategic Stock Portfolio........       536,323     10.283526         5,515,296
  Enterprise Portfolio.............       386,144     10.652197         4,113,285
                                                                  ---------------
  SUB-TOTAL........................                                    27,052,807
                                                                  ---------------
GROUP DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
  Money Market Portfolio...........     9,133,825     11.727893       107,120,521
  Money Market Portfolio...........       148,500     10.129111         1,504,171
  North American Government
   Securities Portfolio............       631,154     11.642026         7,347,914
  North American Government
   Securities Portfolio............        16,324     10.072324           164,417
  Balanced Portfolio...............     5,292,106     17.858730        94,510,294
  Balanced Portfolio...............        37,695     10.799540           407,091
  Utilities Portfolio..............     3,879,082     20.391484        79,100,247
  Utilities Portfolio..............        25,954     11.264217           292,355
  Dividend Growth Portfolio........    25,789,514     24.846842       640,787,982
  Dividend Growth Portfolio........        90,218     10.879279           981,503
  Value-Added Market Portfolio.....     7,412,924     19.843369       147,097,386
  Value-Added Market Portfolio.....        17,943     10.761452           193,092
  Growth Portfolio.................     2,574,841     18.529740        47,711,134
  Growth Portfolio.................         7,419     10.831089            80,352
  American Value Portfolio.........    12,902,060     25.729172       331,959,327
  American Value Portfolio.........        69,868     11.159476           779,688
  Global Equity Portfolio..........     7,310,875     14.917879       109,062,753
  Global Equity Portfolio..........         6,852     10.474352            71,767
  Developing Growth Portfolio......     3,663,550     20.317799        74,435,264
  Developing Growth Portfolio......         3,187     10.865081            34,631
  Emerging Markets Portfolio.......     1,512,432      7.980718        12,070,292
  Emerging Markets Portfolio.......         1,275      9.182775            11,705
  Diversified Income Portfolio.....     6,373,017     12.576658        80,151,254
  Diversified Income Portfolio.....        59,341      9.978254           592,123
  Mid-Cap Portfolio................     2,074,870     11.913063        24,718,055
  Mid-Cap Portfolio................         1,207     10.476762            12,642
  High Yield Portfolio.............        29,867      9.996828           298,577
  Mid-Cap Portfolio................         4,792     11.157546            53,465
  Emerging Markets Debt
   Portfolio.......................         1,228      8.390427            10,305
  Strategic Stock Portfolio........         2,482     10.668966            26,484
  Enterprise Portfolio.............        19,479     11.162071           217,421
                                                                  ---------------
  SUB-TOTAL........................                                 1,761,804,212
                                                                  ---------------
  TOTAL ACCUMULATION PERIOD........                                 1,788,857,019
                                                                  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-7
--------------------------------------------------------------------------------

                                        UNITS
                                       OWNED BY        UNIT          CONTRACT
                                     PARTICIPANTS      PRICE         LIABILITY
                                     ------------   -----------   ---------------
GROUP ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
  Money Market Portfolio...........        10,799   $ 11.727893   $       126,651
  North American Government
   Securities Portfolio............         2,529     11.642026            29,444
  Balanced Portfolio...............         2,503     17.858730            44,700
  Utilities Portfolio..............           503     20.391484            10,254
  Dividend Growth Portfolio........        15,386     24.846842           382,290
  Value-Added Market Portfolio.....         2,664     19.843369            52,870
  Growth Portfolio.................           559     18.529740            10,365
  American Value Portfolio.........         2,076     25.729172            53,404
  Global Equity Portfolio..........           144     14.917879             2,145
  Developing Growth Portfolio......           464     20.317799             9,420
  Emerging Markets Portfolio.......         1,008      7.980718             8,042
  Diversified Income Portfolio.....         1,578     12.576658            19,850
                                                                  ---------------
  SUB-TOTAL........................                                       749,435
                                                                  ---------------
GRAND TOTAL........................                               $ 1,789,606,454
                                                                  ---------------
                                                                  ---------------

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $4,487,479        $246,126
EXPENSES:
  Mortality and expense
   undertakings..........    (1,252,629)        (80,549)
                           -------------   ---------------
    Net investment income
     (loss)..............     3,234,850         165,577
                           -------------   ---------------
CAPITAL GAINS INCOME.....       --              --
                           -------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  558
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              (10,221)
                           -------------   ---------------
    Net gain (loss) on
     investments.........       --               (9,663)
                           -------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,234,850        $155,914
                           -------------   ---------------
                           -------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-9
--------------------------------------------------------------------------------

                                                                             VALUE-ADDED                     AMERICAN
                             BALANCED      UTILITIES     DIVIDEND GROWTH       MARKET          GROWTH         VALUE
                            PORTFOLIO      PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ----------------   -------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $ 2,174,572   $  1,282,646      $10,407,073     $   1,612,810    $   --        $  1,769,370
EXPENSES:
  Mortality and expense
   undertakings..........    (1,119,956)      (834,504)      (7,831,366)       (1,892,218)      (588,893)    (3,640,226)
                           ------------   ------------   ----------------   -------------   ------------   ------------
    Net investment income
     (loss)..............     1,054,616        448,142        2,575,707          (279,408)      (588,893)    (1,870,856)
                           ------------   ------------   ----------------   -------------   ------------   ------------
CAPITAL GAINS INCOME.....     1,697,873        657,872       23,297,871         1,970,707      1,177,870     22,283,610
                           ------------   ------------   ----------------   -------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (35,053)        (5,860)        (116,773)         (165,573)       (47,737)      (129,194)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     6,624,190     10,977,754       63,796,492        11,736,937      4,134,094     47,944,751
                           ------------   ------------   ----------------   -------------   ------------   ------------
    Net gain (loss) on
     investments.........     6,589,137     10,971,894       63,679,719        11,571,364      4,086,357     47,815,557
                           ------------   ------------   ----------------   -------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 9,341,626   $ 12,077,908      $89,553,297     $  13,262,663    $ 4,675,334   $ 68,228,311
                           ------------   ------------   ----------------   -------------   ------------   ------------
                           ------------   ------------   ----------------   -------------   ------------   ------------


                              GLOBAL
                              EQUITY
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $  1,324,949
EXPENSES:
  Mortality and expense
   undertakings..........    (1,416,119)
                           ------------
    Net investment income
     (loss)..............       (91,170)
                           ------------
CAPITAL GAINS INCOME.....       368,656
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (522,068)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    11,960,357
                           ------------
    Net gain (loss) on
     investments.........    11,438,289
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 11,715,775
                           ------------
                           ------------

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           DEVELOPING    EMERGING
                             GROWTH       MARKETS
                            PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   165,170  $   199,262
EXPENSES:
  Mortality and expense
   undertakings..........   (1,027,959)    (224,682)
                           -----------  -----------
    Net investment income
     (loss)..............     (862,789)     (25,420)
                           -----------  -----------
CAPITAL GAINS INCOME.....      110,206       44,837
                           -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (327,553)  (1,361,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,740,263   (4,702,323)
                           -----------  -----------
    Net gain (loss) on
     investments.........    5,412,710   (6,063,379)
                           -----------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 4,660,127  $(6,043,962)
                           -----------  -----------
                           -----------  -----------

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                           DIVERSIFIED    MID-CAP                                        EMERGING
                             INCOME        GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------  ------------   -------------   -------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............  $ 5,025,183    $ 135,342      $ 551,406        $ 16,572        $ 30,898         $--
EXPENSES:
  Mortality and expense
   undertakings..........     (949,349)    (299,108)       (54,533)        (37,103)         (1,403)         (23,290)
                           -----------  ------------   -------------   -------------   -------------       --------
    Net investment income
     (loss)..............    4,075,834     (163,766)       496,873         (20,531)         29,495          (23,290)
                           -----------  ------------   -------------   -------------   -------------       --------
CAPITAL GAINS INCOME.....       85,594      198,842         96,662         161,531         --               --
                           -----------  ------------   -------------   -------------   -------------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          548     (166,311)        (1,146)            458          (1,631)              53
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,456,320)     790,477       (421,185)        433,339         (67,755)         279,845
                           -----------  ------------   -------------   -------------   -------------       --------
    Net gain (loss) on
     investments.........   (2,455,772)     624,166       (422,331)        433,797         (69,386)         279,898
                           -----------  ------------   -------------   -------------   -------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 1,705,656    $ 659,242      $ 171,204        $574,797        $(39,891)        $256,608
                           -----------  ------------   -------------   -------------   -------------       --------
                           -----------  ------------   -------------   -------------   -------------       --------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
INVESTMENT INCOME:
  Dividends..............     $--
EXPENSES:
  Mortality and expense
   undertakings..........      (18,104)
                           -------------
    Net investment income
     (loss)..............      (18,104)
                           -------------
CAPITAL GAINS INCOME.....      --
                           -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,243)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      483,645
                           -------------
    Net gain (loss) on
     investments.........      482,402
                           -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $464,298
                           -------------
                           -------------

* From inception, April 1, 1998, to December 31, 1998.

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                            NORTH AMERICAN
                           MONEY MARKET  GOVERMENT SECURITIES
                            PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................  $ 3,234,850         $  165,577
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........      --                     558
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 (10,221)
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,234,850            155,914
                           ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............   26,624,283          1,435,170
  Net transfers..........   22,818,051          1,932,564
  Surrenders for benefit
   payments and fees.....  (18,966,767 )         (689,182)
  Net annuity
   transactions..........      122,565             28,537
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   30,598,132          2,707,089
                           ------------       -----------
  Total increase
   (decrease) in net
   assets................   33,832,982          2,863,003
NET ASSETS:
  Beginning of period....   74,918,361          4,678,772
                           ------------       -----------
  End of period..........  $108,751,343        $7,541,775
                           ------------       -----------
                           ------------       -----------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                            NORTH AMERICAN
                           MONEY MARKET  GOVERMENT SECURITIES
                            PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................  $ 3,091,495         $  145,013
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........      --                    (263)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                  38,369
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,091,495            183,119
                           ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............   64,717,334          1,138,836
  Net transfers..........  (63,595,299 )          (44,078)
  Surrenders for benefit
   payments and fees.....  (10,838,772 )         (426,779)
  Net annuity
   transactions..........      --               --
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (9,716,737 )          667,979
                           ------------       -----------
  Total increase
   (decrease) in net
   assets................   (6,625,242 )          851,098
NET ASSETS:
  Beginning of period....   81,543,603          3,827,674
                           ------------       -----------
  End of period..........  $74,918,361         $4,678,772
                           ------------       -----------
                           ------------       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                                                                                     VALUE-ADDED                        AMERICAN
                               BALANCED          UTILITIES       DIVIDEND GROWTH        MARKET          GROWTH           VALUE
                              PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $      1,054,616   $        448,142     $  2,575,707     $     (279,408)  $    (588,893)  $   (1,870,856)
  Capital gains income...         1,697,873            657,872       23,297,871          1,970,707       1,177,870       22,283,610
  Net realized gain
   (loss) on security
   transactions..........           (35,053)            (5,860)        (116,773)          (165,573)        (47,737)        (129,194)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,624,190         10,977,754       63,796,492         11,736,937       4,134,094       47,944,751
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,341,626         12,077,908       89,553,297         13,262,663       4,675,334       68,228,311
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............         9,515,720         10,420,385       61,282,019         11,743,594       5,811,059       31,893,265
  Net transfers..........        14,734,535         12,899,339       59,525,570          7,479,605       2,982,317       38,226,729
  Surrenders for benefit
   payments and fees.....        (3,951,159)        (4,262,502)     (32,837,181)        (5,597,839)     (2,297,690)     (14,448,089)
  Net annuity
   transactions..........            15,874             (2,553)         271,624             12,632          (1,811)          18,420
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        20,314,970         19,054,669       88,242,032         13,637,992       6,493,875       55,690,325
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Total increase
   (decrease) in net
   assets................        29,656,596         31,132,577      177,795,329         26,900,655      11,169,209      123,918,636
NET ASSETS:
  Beginning of period....        65,305,489         48,270,279      464,356,446        120,442,693      36,632,642      208,873,783
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  End of period..........  $     94,962,085   $     79,402,856     $642,151,775     $  147,343,348   $  47,801,851   $  332,792,419
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
                           ----------------   ----------------   ----------------   --------------   -------------   --------------

                               GLOBAL
                               EQUITY
                             PORTFOLIO
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................  $      (91,170)
  Capital gains income...         368,656
  Net realized gain
   (loss) on security
   transactions..........        (522,068)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,960,357
                           --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,715,775
                           --------------
UNIT TRANSACTIONS:
  Purchases..............       8,280,760
  Net transfers..........       5,278,620
  Surrenders for benefit
   payments and fees.....      (5,716,942)
  Net annuity
   transactions..........            (440)
                           --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,841,998
                           --------------
  Total increase
   (decrease) in net
   assets................      19,557,773
NET ASSETS:
  Beginning of period....      89,578,892
                           --------------
  End of period..........  $  109,136,665
                           --------------
                           --------------

                                                                                     VALUE-ADDED                        AMERICAN
                               BALANCED          UTILITIES       DIVIDEND GROWTH        MARKET          GROWTH           VALUE
                              PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $        349,565   $        567,984     $  2,299,595     $       28,854   $    (332,587)  $   (1,697,234)
  Capital gains income...           153,577            134,400       12,570,055            189,721         117,643        3,034,595
  Net realized gain
   (loss) on security
   transactions..........           (30,616)             7,972          (17,569)            30,754         (18,550)         (68,035)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,868,859          8,330,451       57,370,303         19,452,060       5,016,132       39,904,216
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         7,341,385          9,040,807       72,222,384         19,701,389       4,782,638       41,173,542
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............        18,839,623          8,183,839      132,652,810         27,666,361      12,427,733       45,122,601
  Net transfers..........         6,155,476            175,689       35,404,176         11,734,255       3,567,836       17,691,903
  Surrenders for benefit
   payments and fees.....        (3,322,915)        (3,224,364)     (16,271,820)        (3,984,638)     (1,013,872)      (6,922,611)
  Net annuity
   transactions..........             8,967              9,844            3,406              1,734           6,199           (6,552)
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        21,681,151          5,145,008      151,788,572         35,417,712      14,987,896       55,885,341
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Total increase
   (decrease) in net
   assets................        29,022,536         14,185,815      224,010,956         55,119,101      19,770,534       97,058,883
NET ASSETS:
  Beginning of period....        36,282,953         34,084,464      240,345,490         65,323,592      16,862,108      111,814,900
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  End of period..........  $     65,305,489   $     48,270,279     $464,356,446     $  120,442,693   $  36,632,642   $  208,873,783
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
                           ----------------   ----------------   ----------------   --------------   -------------   --------------


                              GLOBAL
                              EQUITY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $    (412,774)
  Capital gains income...        115,160
  Net realized gain
   (loss) on security
   transactions..........         36,445
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,176,748
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,915,579
                           -------------
UNIT TRANSACTIONS:
  Purchases..............     27,675,147
  Net transfers..........      8,014,517
  Surrenders for benefit
   payments and fees.....     (3,499,654)
  Net annuity
   transactions..........           (252)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     32,189,758
                           -------------
  Total increase
   (decrease) in net
   assets................     36,105,337
NET ASSETS:
  Beginning of period....     53,473,555
                           -------------
  End of period..........  $  89,578,892
                           -------------
                           -------------

SA-14                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           DEVELOPING    EMERGING
                             GROWTH       MARKETS
                            PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $  (862,789) $   (25,420)
  Capital gains income...      110,206       44,837
  Net realized gain
   (loss) on security
   transactions..........     (327,553)  (1,361,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,740,263   (4,702,323)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,660,127   (6,043,962)
                           -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............    4,110,151      726,460
  Net transfers..........   (5,495,094)  (3,374,149)
  Surrenders for benefit
   payments and fees.....   (4,440,843)  (1,031,340)
  Net annuity
   transactions..........       (3,733)      (3,230)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,829,519)  (3,682,259)
                           -----------  -----------
  Total increase
   (decrease) in net
   assets................   (1,169,392)  (9,726,221)
NET ASSETS:
  Beginning of period....   75,648,707   21,816,258
                           -----------  -----------
  End of period..........  $74,479,315  $12,090,037
                           -----------  -----------
                           -----------  -----------

  *  From inception, April 1, 1998, to December 31, 1998.

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                DEVELOPING    EMERGING
                                  GROWTH       MARKETS
                                 PORTFOLIO    PORTFOLIO
                                SUB-ACCOUNT  SUB-ACCOUNT
                                -----------  -----------
OPERATIONS:
  Net investment income
   (loss).....................  $  (784,298) $  (214,476)
  Capital gains income........      --           --
  Net realized gain (loss) on
   security transactions......       (5,287)    (289,528)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................    8,288,212     (422,890)
                                -----------  -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................    7,498,627     (926,894)
                                -----------  -----------
UNIT TRANSACTIONS:
  Purchases...................   13,609,919    7,234,504
  Net transfers...............    1,398,815      665,359
  Surrenders for benefit
   payments and fees..........   (3,560,130)  (1,087,778)
  Net annuity transactions....       (3,225)       3,713
                                -----------  -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........   11,445,379    6,815,798
                                -----------  -----------
  Total increase (decrease) in
   net assets.................   18,944,006    5,888,904
NET ASSETS:
  Beginning of period.........   56,704,701   15,927,354
                                -----------  -----------
  End of period...............  $75,648,707  $21,816,258
                                -----------  -----------
                                -----------  -----------

 **  From inception, January 21, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-15
--------------------------------------------------------------------------------

                           DIVERSIFIED    MID-CAP                                      EMERGING
                             INCOME       GROWTH      HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------  -----------  -------------   -------------   -------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................  $ 4,075,834  $  (163,766)  $   496,873      $  (20,531)      $ 29,495        $  (23,290)
  Capital gains income...       85,594      198,842        96,662         161,531        --               --
  Net realized gain
   (loss) on security
   transactions..........          548     (166,311)       (1,146)            458         (1,631)               53
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,456,320)     790,477      (421,185)        433,339        (67,755)          279,845
                           -----------  -----------  -------------   -------------   -------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,705,656      659,242       171,204         574,797        (39,891)          256,608
                           -----------  -----------  -------------   -------------   -------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............    8,572,861    4,768,336     3,719,605       2,520,643        119,619         1,952,495
  Net transfers..........   21,054,049    2,911,337     6,350,686       4,446,588        185,592         3,478,285
  Surrenders for benefit
   payments and fees.....   (5,684,565)    (810,632)     (134,562)       (123,056)        (4,651)         (145,608)
  Net annuity
   transactions..........        6,816      --            --              --             --               --
                           -----------  -----------  -------------   -------------   -------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   23,949,161    6,869,041     9,935,729       6,844,175        300,560         5,285,172
                           -----------  -----------  -------------   -------------   -------------   ----------------
  Total increase
   (decrease) in net
   assets................   25,654,817    7,528,283    10,106,933       7,418,972        260,669         5,541,780
NET ASSETS:
  Beginning of period....   55,108,410   17,202,415       --              --             --               --
                           -----------  -----------  -------------   -------------   -------------   ----------------
  End of period..........  $80,763,227  $24,730,698   $10,106,933      $7,418,972       $260,669        $5,541,780
                           -----------  -----------  -------------   -------------   -------------   ----------------
                           -----------  -----------  -------------   -------------   -------------   ----------------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (18,104)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (1,243)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       483,645
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       464,298
                           -------------
UNIT TRANSACTIONS:
  Purchases..............     1,417,282
  Net transfers..........     2,480,461
  Surrenders for benefit
   payments and fees.....       (31,335)
  Net annuity
   transactions..........       --
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,866,408
                           -------------
  Total increase
   (decrease) in net
   assets................     4,330,706
NET ASSETS:
  Beginning of period....       --
                           -------------
  End of period..........    $4,330,706
                           -------------
                           -------------

                                DIVERSIFIED     MID-CAP
                                  INCOME         GROWTH
                                 PORTFOLIO     PORTFOLIO
                                SUB-ACCOUNT  SUB-ACCOUNT**
                                -----------  --------------
OPERATIONS:
  Net investment income
   (loss).....................  $ 2,714,644    $    10,736
  Capital gains income........       85,168       --
  Net realized gain (loss) on
   security transactions......       (5,596)        (7,656)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      109,953      1,380,848
                                -----------  --------------
  Net increase (decrease) in
   net assets resulting from
   operations.................    2,904,169      1,383,928
                                -----------  --------------
UNIT TRANSACTIONS:
  Purchases...................   20,848,788      9,195,939
  Net transfers...............    4,855,360      6,858,060
  Surrenders for benefit
   payments and fees..........   (3,059,195)      (235,512)
  Net annuity transactions....       12,363       --
                                -----------  --------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........   22,657,316     15,818,487
                                -----------  --------------
  Total increase (decrease) in
   net assets.................   25,561,485     17,202,415
NET ASSETS:
  Beginning of period.........   29,546,925       --
                                -----------  --------------
  End of period...............  $55,108,410    $17,202,415
                                -----------  --------------
                                -----------  --------------

SA-16                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds), as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(F) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the board of directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)    Principal Underwriter Agreement.(2)

           (3)    (b)    Form of Dealer Agreement.(2)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

           (5)    Form of Application.(1)

           (6)    (a)    Certificate of Incorporation of Hartford.(3)

           (6)    (b)    Bylaws of Hartford.(2)

           (7)    Not applicable.

           (8)    Not applicable.

           (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

--------

     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated May 1, 1996.

     (3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-80732, dated May 1, 1997.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.

Item 25.  Directors and Officers of the Depositor



NAME, AGE                      POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen              Vice President
--------------------------------------------------------------------------------
Gregory A. Boyko               Senior Vice President, Director*
--------------------------------------------------------------------------------
Peter W. Cummins               Senior Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch               Vice President & Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin            Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                   Senior Vice President & Treasurer
--------------------------------------------------------------------------------
Lynda Godkin                   Senior Vice President, General
                               Counsel, and Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                  Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce               Vice President
--------------------------------------------------------------------------------
Michael D. Keeler              Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner              Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra                Executive Vice President, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen           Vice President
--------------------------------------------------------------------------------
Craig R. Raymond               Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Lowndes A. Smith               President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski          Senior Vice President, Director*
--------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

              Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners



              As of July 31, 1999, there were 28,786 Contract Owners.



Item 28. Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article III, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

              Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two
               (QP Variable Account)
              Hartford Life Insurance Company - Separate Account Two
               (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two
               (NQ Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager
               Trust Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
               Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate
               Account Three

              Hartford Life and Annuity Insurance Company - Separate Account
                Five
              Hartford Life and Annuity Insurance Company - Separate
                Account Six
              American Maturity Life Insurance Company - Separate
                Account AMLVA
              Royal Life Insurance Company - Separate Account One
              Royal Life Insurance Company - Separate Account Two
              Alpine Life Insurance Company - Separate Account One
              Alpine Life Insurance Company - Separate Account Two

         (b)      Directors and Officers of HSD


                  Name and Principal                 Positions and Offices
                   Business Address                     With Underwriter
                  ------------------           ------------------------------------------
                  Lowndes A. Smith             President and Chief Executive Officer,
                                               Director
                  Thomas M. Marra              Executive Vice President, Director
                  Robert A. Kerzner            Executive Vice President
                  Peter W. Cummins             Senior Vice President
                  Lynda Godkin                 Senior Vice President, General Counsel and
                                                     Corporate Secretary
                  David T. Foy                 Treasurer


         Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.   Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

           The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 16th day of September, 1999.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE
          (Registrant)

*By: Thomas M. Marra
----------------------------------------------
     Thomas M. Marra, Executive Vice President
                                                     *By: /s/ Thomas S. Clark
                                                          -------------------
                                                          Thomas S. Clark
                                                          Attorney-In-Fact
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By: Thomas M. Marra
----------------------------------------------
     Thomas M. Marra, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice President,
   Director*
Lynda Godkin, Senior Vice President,                 *By: /s/ Thomas S. Clark
  General Counsel, and Corporate Secretary,               -------------------
  Director*                                               Thomas S. Clark
Thomas M. Marra, Executive Vice                           Attorney-In-Fact
   President, Director*
Lowndes A. Smith, President and                       Dated:  September 16, 1999
   Chief Operating Officer, Director *
David M. Znamierowski, Senior Vice
    President, Director*

                                  EXHIBIT INDEX


(9)        Opinion and Consent of Lynda Godkin, General Counsel.

(10)       Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)       Copy of Power of Attorney.

(16)       Organizational Chart